Property, plant and equipment - Summary of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 01, 2019 $ / oz	Apr. 30, 2007 $ / oz	Jun. 30, 2019 $ / oz	Dec. 31, 2019 $ / T $ / oz	Dec. 31, 2018 $ / T $ / oz
Disclosure of detailed information about property, plant and equipment [line items]
Silver price ($/oz)	9.27	3.90	2.50
TURKEY
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (as a percent)					6.50%
TURKEY | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)				1,400	1,250
Silver price ($/oz)				18	17
Discount rate (as a percent)				5.00%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations				69.00%	32.00%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves				110	50
GREECE | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)				1,400
Silver price ($/oz)				18
Lead price ($/t) | $ / T				2,100
Zinc price ($/t) | $ / T				2,400
Discount rate (as a percent)				6.00%	7.00%
Average factor to convert contained mineral resource ounces outside of reserves to ounces used in value beyond proven and probable calculations				27.00%	27.00%
Fair value per contained ounce of resources and exploration potential beyond proven and probable reserves				130	100
GREECE | Bottom of range | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)					1,275
Silver price ($/oz)					17
Lead price ($/t) | $ / T					2,200
Zinc price ($/t) | $ / T					2,800
GREECE | Top of range | Individual assets or cash-generating units
Disclosure of detailed information about property, plant and equipment [line items]
Gold price ($/oz)					1,300
Silver price ($/oz)					18
Lead price ($/t) | $ / T					2,300
Zinc price ($/t) | $ / T					2,900